Subsequent Events (Details) R / shares in Units, R in Millions						1 Months Ended		12 Months Ended
	Oct. 04, 2018 USD ($)	Oct. 04, 2018 ZAR (R)	Jul. 18, 2018 USD ($)	Jul. 12, 2018 USD ($) shares	Jul. 12, 2018 ZAR (R) R / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 USD ($) R / shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Oct. 18, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Shares issued and fully paid (in shares) | shares						55,055,050
Shares issued price per share | R / shares							R 19.12
Proceeds from issuing shares						$ 82,700,000
Borrowings repaid								$ 312,000,000	$ 50,000,000	$ 138,000,000
US$200 bridge loan facility (secured loan)
Disclosure of non-adjusting events after reporting period [line items]
Bridge loan						$ 200,000,000	R 200,000,000	$ 200,000,000			$ 200,000,000
Shares Issued
Disclosure of non-adjusting events after reporting period [line items]
Shares issued and fully paid (in shares) | shares				11,032,623	11,032,623
Proceeds from issuing shares				$ 15,900,000	R 211
Repayment of borrowings | US$200 bridge loan facility (secured loan)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings repaid			$ 50,000,000
Bridge loan			$ 200,000,000
Penalties Paid
Disclosure of non-adjusting events after reporting period [line items]
Administrative penalty	$ 2,200,000	R 30
ARM | Shares Issued
Disclosure of non-adjusting events after reporting period [line items]
Shares issued price per share | R / shares					R 19.12